SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net loss attributable to the owners of the company		$ (31,092)	$ (20,914)	$ (6,184)
Diluted earnings (loss) per share	[1],[2]	$ (1,017)	$ (68,079)	$ (73,599)	[3],[4]
Weighted average number of ordinary shares used in calculating basic earnings per share		30,568	307	84
Weighted average number of ordinary shares used in calculating diluted earnings per share		30,568	307	84

[1]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75. 1 for 28.5, and 1-for-4.1 reverse share splits that became effective on August 21, 2023, July 15, 2024, January 15, 2025, and June 16, 2025, respectively, of the Company’s issued and outstanding Ordinary Shares. See also notes 17.4, 1.F, 1.G, and 28.13.
[2]	The share and per share information in these financial statements reflects the 1-for-22, 1-for-75, 1-for-28.5 and 1-for-4.1 reverse share splits became effective on August 21, 2023, July 15, 2024, January 15, 2025 and June 16, 2025, respectively of the Company’s issued and outstanding Ordinary Shares (the “Reverse Stock Splits”). See also Notes 17.4, 1.F, 1.G, and 28.13.
[3]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also Note 1.B.
[4]	Restated as a result of the SPAC transaction and after giving effect to the Reverse Stock Splits. See also note 1.B.